Leases	6 Months Ended
Jun. 30, 2022
Disclosure Of Leases [Abstract]
Leases
9. Leases
The following table provides information about the Group’s
right-of-use
assets:

	June 30, 2022	December 31, 2021

	€	€
Balance at January 1	243,250	—
Addition	—	301,965
Depreciation charges	(52,203)	(58,715)
Impact of transaction of foreign currency	19,667	—

Balance at June 30, 2021	210,714	243,250

The following table provides information about the Group’s lease liabilities:

	June 30, 2022	December 31, 2021

	€	€
Office lease	(212,865)	(250,184)
Total lease liability	(212,865)	(250,184)
Current portion	(110,772)	(99,432)
Non-current portion	(102,093)	(150,752)

The lease agreement started on June 1, 2021 and has a lease term of three years. The average incremental borrowing rate applied to the lease liabilities was 3.12% during the six months ended June 30, 2022 (
2021
:
1.5
%).
Cash
outflows
related to leases during the six months ended June 30, 2022 and 2021 were €38,428 and €5,012, respectively.